Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net income (loss) per common share amounts
Net sales from continuing operations	$ 29.0	$ 35.4	$ 53.1	$ 36.9	$ 99.9	$ 47.4	$ 57.5	$ 37.0	$ 154.4	$ 241.8	$ (834.6)
Income from discontinued operations, net of tax	(6.8)	14.4	20.2	7.9	14.3	16.8	26.3	17.7	35.7	75.1	87.9
Net income (loss) available to common shareholders	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 114.2	$ 64.2	$ 83.8	$ 54.7	$ 190.1	$ 316.9	$ (746.7)
Weighted-average number of common shares outstanding									105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)									1.0	1.0
Weighted-average number of common shares outstanding, assuming dilution									106.8	106.8	103.6
Income (loss) per common share:
From continuing operations	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 0.94	$ 0.45	$ 0.54	$ 0.35	$ 1.46	$ 2.29	$ (8.06)
From discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.14	$ 0.16	$ 0.25	$ 0.17	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 1.08	$ 0.61	$ 0.79	$ 0.52	$ 1.80	$ 3.00	$ (7.21)
Income (loss) per common share, assuming dilution:
From continuing operations	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 0.93	$ 0.44	$ 0.54	$ 0.35	$ 1.45	$ 2.27	$ (8.06)
From discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.13	$ 0.16	$ 0.24	$ 0.16	$ 0.33	$ 0.70	$ 0.85
Net income (loss) per common share, assuming dilution	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 1.06	$ 0.60	$ 0.78	$ 0.51	$ 1.78	$ 2.97	$ (7.21)